Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Cash flows from operating activities
Net income		$ 5,414	$ 4,486	$ 14,935	$ 12,018
Adjustments for non-cash items and others
Provision for credit losses		881	659	3,355	2,392
Depreciation		318	333	962	991
Deferred income taxes		127	(776)	(105)	(1,628)
Amortization and impairment of other intangibles		450	430	1,360	1,169
Net changes in investments in joint ventures and associates		(25)	57	(60)	27
Losses (Gains) on investment securities		(18)	(28)	(118)	(157)
Losses (Gains) on disposition of businesses			34		29
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		(17)	(46)	1,159	2,127
Net change in accrued interest receivable and payable		(1,271)	(832)	(1,927)	757
Current income taxes		(206)	780	(60)	665
Derivative assets		33,188	14,540	(4,411)	30,156
Derivative liabilities		(35,482)	(9,684)	(4,901)	(19,286)
Trading securities		(15,017)	(6,875)	(20,854)	11,745
Loans, net of securitizations		(18,835)	(11,341)	(47,070)	(45,057)
Assets purchased under reverse repurchase agreements and securities borrowed		36,095	(23,604)	84,971	15,234
Obligations related to assets sold under repurchase agreements and securities loaned		(15,039)	24,652	(39,034)	(36,529)
Obligations related to securities sold short		249	2,485	11,786	(587)
Deposits		34,691	33,662	71,946	43,352
Brokers and dealers receivable and payable		2,965	(865)	2,876	(857)
Other		532	(4,848)	(4,805)	(10,588)
Net cash from (used in) operating activities		29,000	23,219	70,005	5,973
Cash flows from investing activities
Change in interest-bearing deposits with banks		(6,854)	(18,950)	(6,804)	13,677
Proceeds from sales and maturities of investment securities		49,363	38,794	159,481	147,325
Purchases of investment securities		(79,950)	(46,838)	(236,975)	(154,558)
Net acquisitions of premises and equipment and other intangibles		(530)	(717)	(1,694)	(1,609)
Net proceeds from (cash transferred for) dispositions			5		15
Cash used in acquisitions, net of cash acquired					(12,716)
Net cash from (used in) investing activities		(37,971)	(27,706)	(85,992)	(7,866)
Cash flows from financing activities
Issuance of subordinated debentures		1,491	1,250	2,991	3,250
Repayment of subordinated debentures		(1,250)	(1,500)	(2,750)	(1,500)
Issue of common shares, net of issuance costs		20	63	54	119
Common shares purchased for cancellation		(955)	(73)	(1,781)	(73)
Issue of preferred shares and other equity instruments, net of issuance costs		1,698	596	3,084	2,702
Redemption of preferred shares and other equity instruments		(600)	(500)	(600)	(521)
Sales of treasury shares and other equity instruments		3,221	2,159	7,359	5,015
Purchases of treasury shares and other equity instruments		(3,082)	(2,326)	(7,378)	(4,994)
Dividends paid on shares and distributions paid on other equity instruments		(2,199)	(2,020)	(6,510)	(4,522)
Dividends/distributions paid to non-controlling interests		(12)	(2)	(26)	(5)
Change in short-term borrowings of subsidiaries		(2,068)	(688)	0	(4,507)
Repayment of lease liabilities		(168)	135	(493)	(175)
Net cash from (used in) financing activities		(3,904)	(2,906)	(6,050)	(5,211)
Effect of exchange rate changes on cash and due from banks		(819)	1,250	241	345
Net change in cash and due from banks		(13,694)	(6,143)	(21,796)	(6,759)
Cash and due from banks at beginning of period	[1]	48,621	61,373	56,723	61,989
Cash and due from banks at end of period	[1]	34,927	55,230	34,927	55,230
Cash flows from operating activities include:
Amount of interest paid		17,891	20,372	53,735	56,080
Amount of interest received		24,585	26,499	74,901	76,379
Amount of dividends received		988	815	3,038	2,671
Amount of income taxes paid		$ 1,203	$ 767	$ 3,913	$ 2,843

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at July 31, 2025 (April 30, 2025 – $2 billion; October 31, 2024 – $2 billion; July 31, 2024 – $2 billion; April 30, 2024 – $2 billion; October 31, 2023 – $3 billion).